Financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial instruments
32	Financial instruments

Financial risk management

Overview

The Company is exposed to the following risks related to the use of financial instruments:

•	Credit risk;

•	Liquidity risk; and

•	Market risk.

This note presents information about the exposure of the Company and its subsidiaries to the above risks, as well as the objectives of the Company’s risk management policies, these policy and processes for the assessment and management of risks.

The carrying amount of financial assets and financial liabilities are as follows:

	December 31, 2017	December 31, 2016
Assets
Fair value through profit or loss
Investment funds	1,852,114	3,203,907
Marketable securities	3,853,343	1,291,580
Derivate financial instruments	1,162,213	751,080

	6,867,670	5,246,567
Loans and receivables
Cash and cash equivalents	2,703,063	1,295,681
Trade receivables	1,322,420	1,185,430
Restricted cash	225,634	200,999
Receivables from related parties	199,814	242,257
Other financial assets	1,340,000	—
Dividends receivable	13,466	144,160

	5,804,397	3,068,527
Total	12,672,067	8,315,094

	December 31, 2017	December 31, 2016
Liabilities
Liabilities amortized cost
Loans, borrowings and debentures	15,132,277	14,525,030
Leases	944,138	1,397,543
Real state credit certificates	86,745	195,745
Trade payables	2,433,995	2,033,110
Other financial liabilities	382,702	203,303
Payables to related parties	328,263	237,081
Dividends payable	191,478	93,500
Tax installments—REFIS	229,745	215,565
Trade payables—Corporate operation / Agreements	210,476	—
Preferred shareholders payable in subsidiaries	1,442,679	1,769,427

	21,382,498	20,670,304
Fair value through profit or loss
Loans, borrowings and debentures	6,556,669	3,813,467
Contingent consideration	116,542	166,807
Derivative financial instruments	115,085	295,844

	6,788,296	4,276,118
	28,170,794	24,946,422

During the year ended at December 31, 2017, there was no reclassification between categories, fair value through profit or loss, loans and receivables and liabilities at the amortized cost presented above.

Risk management structure

The management has overall responsibility for the establishment and oversight of the Company’s risk management framework. The board of directors has established the Risk Management Committee, which is responsible for developing and monitoring the Company’s risk management policies. The committee reports regularly to the board of directors on its activities.

The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The management, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Audit Committee oversees how management monitors compliance with the Company’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Company. The Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken.

The usage of financial instruments in order to protect against these areas of volatility is determined through an analysis of the risk exposure that management intends to cover.

As at December 31, 2017 and December 31, 2016, the fair values relating to transactions involving derivative financial instruments to protect the Company’s risk exposure were using observable inputs such as quoted prices in active markets, or discounted cash flows based on market curves, and are presented below:

	Notional		Fair value
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Exchange rate derivatives
Forward agreements	494,302	438,689	(457)	(14,983)
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,446,369	1,988,540	330,712	104,491
Swap agreements (exchange and interest rate)	7,217,792	4,315,575	716,873	365,728

	9,664,161	6,304,115	1,047,585	470,219
Total financial instruments			1,047,128	455,236

Assets			1,162,213	751,080

Liabilities			(115,085)	(295,844)

Credit risk

	December 31, 2017	December 31, 2016
Cash and cash equivalents(i)	4,555,177	4,499,588
Trade receivables(ii)	1,322,420	1,185,430
Derivative financial instruments(i)	1,162,213	751,080
Marketable securities (i)	3,853,343	1,291,580
Receivables from related parties (ii)	199,814	242,257
Dividends	13,466	144,160
Restricted cash (i)	225,634	200,999

	11,332,067	8,315,094

(i)	The credit risk on cash and cash equivalents, marketable securities, restricted cash and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2017	December 31, 2016
AAA	3,499,345	—
AA	6,159,553	5,499,565
A	—	983,384
B	2,007	—
BB+	4,180	—
BBB	—	260,298

	9,665,085	6,743,247

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed on an annual basis and may be updated throughout the year. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments.

(ii)	Customer credit risk is managed by each business unit subject to the Company’s established policy, procedures and control relating to customer credit risk management. Credit quality of the customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit or other forms of credit insurance.

The requirement for impairment is analyzed at each reporting date on an individual basis for major clients. Additionally, a large number of minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation is based on actual incurred historical data.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. Management considers that the credit risk is covered by the allowance for doubtful accounts.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. As mentioned in Note 1, Management has been working on measures to enable the subsidiary Cosan Logística to honor its Commitments.

The non-derivative financial liabilities of the Company sorted by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2017					December 31, 2016
	Up to 1 year	1 – 2 years	3 – 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(5,223,101)	(3,157,530)	(9,832,496)	(13,341,433)	(31,554,560)	(29,957,136)
Trade payables	(2,433,995)	—	—	—	(2,433,995)	(2,033,110)
Other financial liabilities	(382,702)	—	—	—	(382,702)	(203,303)
Tax installments – REFIS	(81,290)	(21,538)	(39,173)	(102,956)	(244,957)	(235,919)
Leases	(418,890)	(299,585)	(442,445)	(282,550)	(1,443,470)	(1,824,890)
Derivative financial instruments	87,144	(32,924)	(385,421)	220,292	(110,909)	—
Real estate credits certificates	(92,844)	—	—	—	(92,844)	(243,628)
Payables to related parties	(328,263)	—	—	—	(328,263)	(237,081)
Dividends payable	(191,478)	—	—	—	(191,478)	(93,500)

	(9,065,419)	(3,511,577)	(10,699,535)	(13,506,647)	(36,783,178)	(34,828,567)

Market risk

Market risk is the risk that changes in market prices – such as foreign exchange rates, interest rates and equity prices – will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Company uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the Risk Management Committee. Generally, the Company seeks to apply hedge accounting to manage volatility in profit or loss.

a)	Foreign exchange risk

As at December 31, 2017 and December 31, 2016, the Company and its subsidiaries had the following net exposure to the exchange rate variations on assets and liabilities denominated in Dollar:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	782,103	424,334
Trade receivables	25,797	11,940
Advances to suppliers	—	58,866
Trade payables	(13,230)	(22,005)
Loans, borrowings and debentures	(8,919,712)	(6,323,330)
Advances from clients	(6,310)	—
Contingent consideration	(64,213)	(68,388)
Payables to related parties	(210,497)	—
Derivative financial instruments (i)	7,323,116	6,413,619

Foreign exchange exposure, net	(1,082,946)	495,036

(i)	These balances are equivalent to the notional amount in US Dollars converted to R$ at the Dollar rate of December 31, 2017 and December 31, 2016 respectively.

Sensitivity analysis on changes in foreign exchange rates:

The probable scenario was defined based on the U.S. Dollar market rates as at December 31, 2017, which determines the fair values of the derivatives at that date. Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. Dollar exchange rates used in the probable scenario.

Based on the financial instruments denominated in U.S. Dollars at December 31, 2017, the Company performed a sensitivity analysis by increasing and decreasing the exchange rate for R$/US$ by 25% and 50%. The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Real (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/US$)
	December 31, 2017	Scenario
		Probable	25%	50%	-25%	-50%
US$	3.3080	3.4000	4.2500	5.1000	2.5500	1.7000

The external source used by the company for market projections was a specialized consultant.

Considering the above scenario the profit or loss would be impacted as follows:

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	-25%	-50%
Cash and cash equivalents	US$ fluctuation	21,135	195,267	390,536	(195,268)	(390,536)
Trade receivables	US$ fluctuation	720	6,629	13,259	(6,628)	(13,258)
Trade payables	US$ fluctuation	(368)	(3,399)	(6,799)	3,399	6,799
Exchange rate derivatives(i)	US$ fluctuation	490,619	1,964,557	3,929,112	(1,964,557)	(3,929,112)
Loans, borrowings and debentures	US$ fluctuation	(210,350)	(1,943,448)	(3,886,897)	1,943,448	3,886,897
Advances from clients	US$ fluctuation	(176)	(1,621)	(3,243)	1,621	3,243
Contingent consideration	US$ fluctuation	(1,786)	(16,499)	(32,999)	16,500	33,000

Impacts on profit or loss		299,794	201,486	402,969	(201,485)	(402,967)

(i)	For sensitivity analysis, it’s only considered exchange rate swaps for Notional.

b)	Interest rate risk

The Company and its subsidiaries monitor the fluctuations in variable interest rates in connection with its borrowings, especially those that accrue interest using LIBOR, and uses derivative instruments in order to minimize variable interest rate fluctuation risks.

Sensitivity analysis on changes in interest rates:

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

	December 31, 2017
Exposure interest rate(i)	Probable	25%	50%	-25%	-50%
Cash and cash equivalents	196,975	49,213	97,334	(49,214)	(98,427)
Marketable securities	58,032	14,508	29,016	(14,508)	(29,016)
Restricted cash	10,554	2,638	5,277	(2,638)	(5,277)
Leases	(36,462)	(9,115)	(18,231)	9,115	18,231
Advances on real state credits	(5,185)	(1,296)	(2,593)	1,296	2,593
Interest rate derivatives (ii)	960,163	(979,591)	(1,831,402)	1,229,922	2,674,013
Loans, borrowings and debentures	(1,071,767)	(142,453)	(284,942)	142,453	284,942

Impacts on profit or loss	112,310	(1,066,096)	(2,005,541)	1,316,426	2,847,059

The probable scenario considers the estimated interest rate, made by a specialized third part and Banco Central do Brasil as follows:

	Probable	25%	50%	-25%	-50%
SELIC	6.75%	8.44%	10.13%	5.06%	3.38%
CDI	6.33%	7.91%	9.49%	4.75%	3.16%
TJ462	7.75%	9.44%	11.13%	6.06%	4.38%
TJLP	6.75%	8.44%	10.13%	5.06%	3.38%
IPCA	4.02%	5.00%	6.00%	3.00%	2.00%
FED FUNDS	2.25%	2.81%	3.28%	1.69%	1.13%

(i)	The external source used by the company for market projections was a specialized consultant.
(ii)	The probable scenario for derivative financial instruments represents the current mark-to-market balance.

Financial instruments fair value

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

•	The cash and cash equivalents, accounts receivable, trade receivables, trade payables and other current liabilities approximate their carrying amount largely due to the short-term maturity of these instruments.

•	The fair values of the quoted notes and bonds are based on price quotations at the reporting date. The fair value of unquoted instruments, loans from banks and other financial liabilities, obligations under finance leases, as well as other non-current financial liabilities is estimated by discounting future cash flows using rates currently available for debt on similar terms, credit risk and remaining maturities.

•	The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 17) is based on their quoted market price are as follows:

Senior Notes Due	Company	December 31, 2017	December 31, 2016
2018	Cosan S.A.	100.37%	95.68%
2023	Cosan S.A.	101.54%	96.05%
2024	Rumo S.A.	107.86%	—
2027	Cosan S.A.	108.14%	100.65%
2024	Cosan	102.79%	—

•	The fair value of Perpetual Notes listed on the Luxembourg Stock Exchange (Note 17) is based on their quoted market price as December 31, 2017 of 102.83% (100.03% at December 31, 2016) of the face value of obligations at December 31, 2017.

•	The fair value of other loans and financing, the respective market values substantially approximate the amounts recorded due to the fact that these financial instruments are subject to variable interest rates (Note 17).

The Company and its subsidiaries enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Derivatives valued using valuation techniques with observable market data refer mainly to interest rate swaps and foreign exchange forward contracts.

The fair value of derivative financial instruments is determined using valuation techniques and observable market data. The valuation techniques applied more often include pricing models and swaps contracts, with a present value calculation. The models consider various data, including counterparty credit quality, spot exchange rates, forward curves of interest rates and curves of the commodity term rates.

The Company annually evaluates the credit risk of its counterparties and a possible impact on the fair value of debts and derivatives. In most cases, since the Company is a borrower, the result, in addition to immaterial, reduces its liabilities.

In order to measure the credit risk of the parties involved in the derivative instruments, the Company uses the forward rate structure disclosed by B3 and adds discount rates that reflect the risk counterparty credits that are applied to each of the maturities in the calculation of the fair value of all financial instruments. The Company adopts counterparty ratings for positive flows and its own rating for negative flows, available on the market and disclosed by renowned rating agencies, as a necessary premise to extract the probability of default.

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

			Assets and liabilities measured at fair value
	Carrying amount		December 31, 2017		December 31, 2016
	December 31, 2017	December 31, 2016	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	1,852,114	3,203,907	1,852,114	—	3,203,907	—
Marketable securities	3,853,343	1,291,580	3,853,343	—	1,291,580	—
Derivate financial instruments	1,162,213	751,080	1,162,213	—	751,080	—

Total	6,867,670	5,246,567	6,867,670	—	5,246,567	—

Liabilities
Loans, borrowings and debentures	(6,556,669)	(3,813,467)	(6,556,669)	—	(3,813,467)	—
Contingent consideration (i)	(116,542)	(166,807)	—	(116,542)	—	(166,807)
Derivative financial instruments	(115,085)	(295,844)	(115,085)	—	(295,844)	—

Total	(6,788,296)	(4,276,118)	(6,671,754)	(116,542)	(4,109,311)	(166,807)

(i)	The valuation of the contingent consideration considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the probable scenarios of forecast revenue and EBITDA, the amount to be paid under each scenario and the probability of each scenario. The significant unobservable inputs are the forecast of the annual growth rate of revenue, EBITDA margin forecast and the 13% discount rate adjusted for risk.

Hedge accounting

Currently the Company has adopted the hedge accounting of fair value for some its operations that both the hedging instruments and the hedged items are accounted for at fair value through profit or loss. Operations and accounting effects of this adoption are as follows:

	Debt	Derivative	Total
At January 1, 2017	1,534,072	(146,697)	1,387,375
Initial measurement	2,461,836	—	2,461,836
Interest amortization	(173,186)	(82,755)	(255,941)
Fair value	395,499	82,928	478,427

At December 31, 2017	4,218,221	(146,524)	4,071,697

In May 2017 the indirect subsidiary Comgás designated hedge accounting of fair value for its “Debentures 5ª issuance” loan agreement. Using derivative operations, Comgás protected its future cash flow by changing the interest risk linked to the IPCA (National Wide Consumer Price Index) by percentages of the CDI (Interbank deposit rate).

Capital management

The Company’s policy is to maintain a robust capital base to promote the confidence of investors, creditors and the market, and to ensure the future development of the business. Management monitors that the return on capital is adequate for each of its businesses.